AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.6%
Financials – 19.9%
Banks – 8.7%
Citigroup, Inc.	311,990	$13,141,019
JPMorgan Chase & Co.	262,470	23,630,174
Wells Fargo & Co.	1,044,990	29,991,213

		66,762,406

Capital Markets – 1.5%
Goldman Sachs Group, Inc. (The)	26,380	4,078,084
LPL Financial Holdings, Inc.	139,191	7,576,166

		11,654,250

Consumer Finance – 0.8%
Capital One Financial Corp.	125,106	6,307,845

Diversified Financial Services – 3.8%
Berkshire Hathaway, Inc. - Class B(a)	159,272	29,119,700

Insurance – 5.1%
Aflac, Inc.	86,500	2,961,760
Allstate Corp. (The)	194,330	17,825,891
Fidelity National Financial, Inc.	357,930	8,905,298
Reinsurance Group of America, Inc. - Class A	107,437	9,039,749

		38,732,698

		152,576,899

Health Care – 18.5%
Biotechnology – 3.8%
Alexion Pharmaceuticals, Inc.(a)	143,990	12,928,862
Amgen, Inc.	79,920	16,202,182

		29,131,044

Health Care Providers & Services – 4.6%
Anthem, Inc.	43,760	9,935,270
Cigna Corp.(a)	61,021	10,811,701
Quest Diagnostics, Inc.	183,700	14,751,110

		35,498,081

Pharmaceuticals – 10.1%
Pfizer, Inc.	1,219,876	39,816,753
Roche Holding AG (Sponsored ADR)	929,720	37,718,740

		77,535,493

		142,164,618

Information Technology – 12.8%
Communications Equipment – 3.4%
Cisco Systems, Inc.	261,160	10,266,200
F5 Networks, Inc.(a)	149,770	15,969,975

		26,236,175

Electronic Equipment, Instruments & Components – 3.3%
Dolby Laboratories, Inc. - Class A	208,588	11,307,555
Keysight Technologies, Inc.(a)	81,370	6,809,042
Littelfuse, Inc.	51,924	6,927,700

		25,044,297

Company	Shares	U.S. $ Value

IT Services – 4.9%
Akamai Technologies, Inc.(a)	107,240	$9,811,387
Cognizant Technology Solutions Corp. - Class A	143,610	6,673,557
Leidos Holdings, Inc.	150,382	13,782,510
MAXIMUS, Inc.	128,744	7,492,901

		37,760,355

Semiconductors & Semiconductor Equipment – 0.7%
Lam Research Corp.(b)	21,300	5,112,000

Software – 0.5%
VMware, Inc. - Class A(a) (b)	29,509	3,573,540

		97,726,367

Industrials – 12.2%
Aerospace & Defense – 4.8%
Curtiss-Wright Corp.	59,250	5,475,292
Hexcel Corp.	93,104	3,462,538
Raytheon Co.	214,221	28,095,084

		37,032,914

Airlines – 0.8%
Delta Air Lines, Inc.	71,130	2,029,339
Southwest Airlines Co.	108,190	3,852,646

		5,881,985

Construction & Engineering – 1.7%
EMCOR Group, Inc.	100,790	6,180,443
Valmont Industries, Inc.	66,060	7,001,039

		13,181,482

Electrical Equipment – 1.3%
Emerson Electric Co.	146,770	6,993,590
Hubbell, Inc.(b)	26,870	3,083,064

		10,076,654

Machinery – 2.0%
Altra Industrial Motion Corp.	199,800	3,494,502
Crane Co.	138,000	6,786,840
Middleby Corp. (The)(a)	95,650	5,440,572

		15,721,914

Professional Services – 0.9%
Robert Half International, Inc.	174,640	6,592,660

Road & Rail – 0.7%
Kansas City Southern	41,370	5,261,437

		93,749,046

Consumer Discretionary – 9.8%
Auto Components – 1.6%
BorgWarner, Inc.(b)	181,940	4,433,878
Gentex Corp.	342,440	7,588,470

		12,022,348

Company	Shares	U.S. $ Value

Distributors – 1.5%
LKQ Corp.(a)	554,720	$11,377,307

Household Durables – 2.9%
DR Horton, Inc.	350,890	11,930,260
Garmin Ltd.	144,240	10,812,231

		22,742,491

Multiline Retail – 1.6%
Target Corp.	133,210	12,384,534

Specialty Retail – 2.2%
Advance Auto Parts, Inc.	90,690	8,463,191
Murphy USA, Inc.(a)	98,510	8,310,303

		16,773,494

		75,300,174

Communication Services – 8.9%
Diversified Telecommunication Services – 8.2%
Comcast Corp. - Class A	713,470	24,529,098
Verizon Communications, Inc.	715,770	38,458,322

		62,987,420

Media – 0.7%
Discovery, Inc. - Class A(a) (b)	275,584	5,357,353

		68,344,773

Consumer Staples – 5.9%
Food & Staples Retailing – 3.1%
Walmart, Inc.	206,727	23,488,322

Tobacco – 2.8%
Philip Morris International, Inc.	297,500	21,705,600

		45,193,922

Real Estate – 3.7%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Mid-America Apartment Communities, Inc.	69,410	7,151,312
Regency Centers Corp.	110,850	4,259,966

		11,411,278

Real Estate Management & Development – 2.2%
CBRE Group, Inc. - Class A(a)	439,000	16,554,690

		27,965,968

Energy – 3.6%
Oil, Gas & Consumable Fuels – 3.6%
Chevron Corp.(b)	85,690	6,209,097
ConocoPhillips	174,610	5,377,988
EOG Resources, Inc.(b)	139,490	5,010,481
Phillips 66	203,330	10,908,654

		27,506,220

Company	Shares	U.S. $ Value

Materials – 1.3%
Chemicals – 0.6%
LyondellBasell Industries NV - Class A	96,180	$4,773,414

Metals & Mining – 0.7%
BHP Group Ltd. (Sponsored ADR)(b)	143,270	5,256,576

		10,029,990

Total Common Stocks (cost $843,902,901)		740,557,977

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $23,590,670)	23,590,670	23,590,670

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $867,493,571)		764,148,647

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $5,058,961)	5,058,961	5,058,961

Total Investments – 100.3% (cost $872,552,532)(f)		769,207,608
Other assets less liabilities – (0.3)%		(2,610,899)

Net Assets – 100.0%		$766,596,709

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,375,607 and gross unrealized depreciation of investments was $(147,720,531), resulting in net unrealized depreciation of $(103,344,924).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$740,557,977	$—	$—	$740,557,977
Short-Term Investments	23,590,670	—	—	23,590,670
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,058,961	—	—	5,058,961

Total Investments in Securities	769,207,608	—	—	769,207,608
Other Financial Instruments(b)	—	—	—	—

Total	$769,207,608	$—	$—	$769,207,608

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$128,696	$74,393	$179,498	$23,591	$355
Government Money Market Portfolio*	3,697	99,287	97,925	5,059	21
Total	$132,393	$173,680	$277,423	$28,650	$376

*	Investments of cash collateral for securities lending transactions.